FAIR VALUE MEASUREMENTS (Details) - EBP 016 - USD ($)	Mar. 31, 2026	Mar. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value	$ 0	$ 2,418,738
Total
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		2,418,738
Total | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		2,418,738
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		2,418,738
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		2,418,738
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		0
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value		$ 0